Investment Risks - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025
DISCIPLINED CORE EQUITY FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
DISCIPLINED CORE EQUITY FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
DISCIPLINED CORE EQUITY FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
DISCIPLINED CORE EQUITY FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DISCIPLINED CORE EQUITY FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
DISCIPLINED CORE EQUITY FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DISCIPLINED CORE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DISCIPLINED CORE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DISCIPLINED VALUE FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
DISCIPLINED VALUE FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
DISCIPLINED VALUE FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
DISCIPLINED VALUE FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DISCIPLINED VALUE FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
DISCIPLINED VALUE FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DISCIPLINED VALUE FUND | Low Dividend Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	Low Dividend Yield Risk – Although current income is an objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.
DISCIPLINED VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DISCIPLINED VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.